Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 377	$ 0
Ordinary shares, par value (in dollars per share)		$ 0.00001	$ 0.00001
Ordinary shares authorized (in shares)	55,982,833	55,982,833	38,312,233
Ordinary shares issued (in shares)	33,825,620	33,637,762	33,337,115
Ordinary shares outstanding (in shares)	33,825,620	33,637,762	33,337,115